Document and Entity Information	6 Months Ended
Mar. 31, 2021
Document and Entity Information [Abstract]
Entity Registrant Name	Bantec, Inc.
Entity Central Index Key	0001704795
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE